CONVERTIBLE NOTES - 2021 Notes (Details) - ConvertibleNotePurchaseAgreementWithPacificBridge Overseas Pionner 1 $ / shares in Units, $ in Thousands	Nov. 18, 2019 USD ($) $ / shares
Debt Instrument [Line Items]
Total principal amount	$ 4,920
Interest (as a percent)	11.00%
Debt Issuance Costs, Gross	$ 100
ADS
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	196.1
Debt Instrument Principal Amount Denomination For Conversion Into Common Stock	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 5.10